Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Jan. 08, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our company. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with our company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.” In the tables below, Mr. Lawson is referred to as “PEO 1” and Mr. Shipchandler is referred to as “PEO 2”.
In determining the “compensation actually paid” to our named executive officers (our “NEOs”), we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in each such previous year, as the valuation methods for this disclosure under Item 402(v) differ from those required in reporting the compensation information in the Summary Compensation Table. For our NEOs other than our principal executive officer (our “PEO”), compensation is reported as an average.

Year	Summary Compensation Table Total for PEO 1(1)	Compensation Actually Paid to PEO 1(2)	Summary Compensation Table Total for PEO 2(3)	Compensation Actually Paid to PEO 2(4)	Average Summary Compensation Table Total for Non-PEO NEOs(5)	Average Compensation Actually Paid to Non-PEO NEOs(6)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (millions)(9)	Non-GAAP Income (Loss) from Operations (millions)(10)
							Total Shareholder Return(7)	Peer Group Total Shareholder Return(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2024	$9,425,577	$3,248,458	$27,210,463	$65,586,042	$7,821,682	$17,386,888	$110	$300	($109)	$714.4
2023	$76,859	$2,493,698	—	—	$12,689,130	$16,376,998	$77	$219	($1,015)	$533.0
2022	$49,377,469	($19,994,765)	—	—	$29,982,991	($1,557,065)	$50	$139	($1,256)	($4.5)
2021	$14,625,745	($7,753,781)	—	—	$14,523,754	($2,409,804)	$268	$194	($950)	$2.5
2020	$13,786,872	$121,274,654	—	—	$6,839,349	$74,018,467	$344	$144	($491)	$35.7

(1)
Jeff Lawson served as our PEO during 2024 until January 8, 2024, and for the entirety of 2023, 2022, 2021 and 2020. The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Lawson for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Lawson, as computed in accordance with Item 402(v) of Regulation S-K. The Company has not paid dividends historically and does not sponsor any pension arrangements; thus no adjustments are made for these items. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Lawson during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Lawson’s total compensation for the 2024 year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO 1	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO 1
2024	$9,425,577	($5,139,601)	($1,037,518)	$3,248,458

Note that due to rounding, the number shown in the “Compensation Actually Paid to PEO 1” column may not match the exact number obtained by adding and subtracting the numbers in the prior columns or shown above. Please see our proxy statements filed with the SEC on April 26, 2023 and April 26, 2024 for the adjustments made to Mr. Lawson’s total compensation for each of 2020, 2021, 2022 and 2023.
(a)
The reported amount for 2024 represents the incremental fair value, computed in accordance with FASB ASC Topic 718, of the modification of outstanding vested stock options to extend the exercise deadline for Mr. Lawson due to the employee’s termination. The exercise price did not change in connection with the modification and no additional stock options were granted.

(b)
The equity award adjustments for 2024 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2024 that are outstanding and unvested as of the end of 2024; (ii) the amount of change as of the end of 2024 (from the end of 2023) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2024; (iii) for awards that are granted and vest in 2024, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2024, the amount equal to the change as of the vesting date (from the end of 2023) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2024, a deduction for the amount equal to the fair value at the end of 2023; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2024. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	—	—	—	$4,972,448	($6,009,966)	—	($1,037,518)

Please see our proxy statements filed with the SEC on April 26, 2023 and April 26, 2024 for the equity award adjustments for each of 2020, 2021, 2022 and 2023.
(3)
Khozema Shipchandler served as our CEO during 2024, commencing on January 8, 2024. The dollar amount reported in column (d) is the amount of total compensation reported for Mr. Shipchandler for the corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.”

(4)
The dollar amounts reported in column (e) represent the amount of “compensation actually paid” to Mr. Shipchandler, as computed in accordance with Item 402(v) of Regulation S-K. The Company has not paid dividends historically and does not sponsor any pension arrangements; thus no adjustments are made for these items. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Shipchandler during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to and Mr. Shipchandler’s total compensation for the 2024 year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO 2	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO 2
2024	$27,210,463	($24,388,514)	$62,764,093	$65,586,042

Note that due to rounding, the number shown in the “Compensation Actually Paid to PEO 2” column may not match the exact number obtained by adding and subtracting the numbers in the prior columns or shown above.
(a)	The reported value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2024.
(b)
The equity award adjustments for 2024 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2024 that are outstanding and unvested as of the end of 2024; (ii) the amount of change as of the end of 2024 (from the end of 2023) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2024; (iii) for awards that are granted and vest in 2024, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2024, the amount equal to the change as of the vesting date (from the end of 2023) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2024, a deduction for the amount equal to the fair value at the end of 2023; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2024. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$61,108,238	$2,809,911	$2,536,583	($211,165)	($3,479,474)	—	$62,764,093

(5)
The dollar amounts reported in column (f) represent the average of the amounts reported for our NEOs as a group (other than Mr. Lawson and, in the case of 2024, Mr. Shipchandler) in the “Total” column of the Summary Compensation Table in each applicable year. Our NEOs included in this calculation for each year are:

•	2024 – Aidan Viggiano and Dana Wagner
•	2023 – Khozema Shipchandler, Elena Donio, Aidan Viggiano and Dana Wagner
•	2022 – Khozema Shipchandler, Elena Donio, Eyal Manor and Dana Wagner
•	2021 – Khozema Shipchandler, Eyal Manor, Marc Boroditsky, Dana Wagner, George Hu and Chee Chew
•	2020 – Khozema Shipchandler, George Hu, Chee Chew and Karyn Smith
(6)
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the NEOs as a group (other than Mr. Lawson and, in the case of 2024, Mr. Shipchandler), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (other than Mr. Lawson and, in the case of 2024, Mr. Shipchandler) during the applicable year. The Company has not paid dividends historically and does not sponsor any pension arrangements; thus no adjustments are made for these items. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (other than Mr. Lawson and Mr. Shipchandler) for 2024 to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$7,821,682	($6,502,527)	$16,067,733	$17,386,888

Note that due to rounding, the number shown in the “Average Compensation Actually Paid to Non-PEO NEOs” column may not match the exact number obtained by adding and subtracting the numbers in the prior columns or shown above. Please see our proxy statements filed with the SEC on April 26, 2023 and April 26, 2024 for the adjustments made to the NEOs as a group (other than Mr. Lawson) total compensation for each of 2020, 2021, 2022 and 2023.
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$14,036,102	$2,496,225	$1,063,881	($184,097)	($1,344,378)	—	$16,067,733

Please see our proxy statements filed with the SEC on April 26, 2023 and April 26, 2024 for the equity award adjustments for each of 2020, 2021, 2022 and 2023.
(7)	TSR is determined based on the value of an initial fixed investment of $100 in our Class A common stock on December 31, 2019, assuming the reinvestment of any dividends.
(8)	The peer group used for this purpose is the following published industry index: S&P 500 Information Technology Index, which is an industry index reported in our most recent Annual Report on Form 10-K.
(9)	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.
(10)
Non-GAAP income (loss) from operations is a non-GAAP financial measure. See Appendix D for non-GAAP definitions and reconciliations. While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that non-GAAP income from operations is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to company performance.

Company Selected Measure Name			Non-GAAP income (loss) from operations
Named Executive Officers, Footnote
(1)
Jeff Lawson served as our PEO during 2024 until January 8, 2024, and for the entirety of 2023, 2022, 2021 and 2020. The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Lawson for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.”

(3)
Khozema Shipchandler served as our CEO during 2024, commencing on January 8, 2024. The dollar amount reported in column (d) is the amount of total compensation reported for Mr. Shipchandler for the corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.”

(5)
The dollar amounts reported in column (f) represent the average of the amounts reported for our NEOs as a group (other than Mr. Lawson and, in the case of 2024, Mr. Shipchandler) in the “Total” column of the Summary Compensation Table in each applicable year. Our NEOs included in this calculation for each year are:

•	2024 – Aidan Viggiano and Dana Wagner
•	2023 – Khozema Shipchandler, Elena Donio, Aidan Viggiano and Dana Wagner
•	2022 – Khozema Shipchandler, Elena Donio, Eyal Manor and Dana Wagner
•	2021 – Khozema Shipchandler, Eyal Manor, Marc Boroditsky, Dana Wagner, George Hu and Chee Chew
•	2020 – Khozema Shipchandler, George Hu, Chee Chew and Karyn Smith

Peer Group Issuers, Footnote
(8)	The peer group used for this purpose is the following published industry index: S&P 500 Information Technology Index, which is an industry index reported in our most recent Annual Report on Form 10-K.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Lawson, as computed in accordance with Item 402(v) of Regulation S-K. The Company has not paid dividends historically and does not sponsor any pension arrangements; thus no adjustments are made for these items. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Lawson during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Lawson’s total compensation for the 2024 year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO 1	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO 1
2024	$9,425,577	($5,139,601)	($1,037,518)	$3,248,458

Note that due to rounding, the number shown in the “Compensation Actually Paid to PEO 1” column may not match the exact number obtained by adding and subtracting the numbers in the prior columns or shown above. Please see our proxy statements filed with the SEC on April 26, 2023 and April 26, 2024 for the adjustments made to Mr. Lawson’s total compensation for each of 2020, 2021, 2022 and 2023.
(a)
The reported amount for 2024 represents the incremental fair value, computed in accordance with FASB ASC Topic 718, of the modification of outstanding vested stock options to extend the exercise deadline for Mr. Lawson due to the employee’s termination. The exercise price did not change in connection with the modification and no additional stock options were granted.

(b)
The equity award adjustments for 2024 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2024 that are outstanding and unvested as of the end of 2024; (ii) the amount of change as of the end of 2024 (from the end of 2023) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2024; (iii) for awards that are granted and vest in 2024, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2024, the amount equal to the change as of the vesting date (from the end of 2023) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2024, a deduction for the amount equal to the fair value at the end of 2023; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2024. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	—	—	—	$4,972,448	($6,009,966)	—	($1,037,518)

Please see our proxy statements filed with the SEC on April 26, 2023 and April 26, 2024 for the equity award adjustments for each of 2020, 2021, 2022 and 2023.
(4)
The dollar amounts reported in column (e) represent the amount of “compensation actually paid” to Mr. Shipchandler, as computed in accordance with Item 402(v) of Regulation S-K. The Company has not paid dividends historically and does not sponsor any pension arrangements; thus no adjustments are made for these items. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Shipchandler during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to and Mr. Shipchandler’s total compensation for the 2024 year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO 2	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO 2
2024	$27,210,463	($24,388,514)	$62,764,093	$65,586,042

Note that due to rounding, the number shown in the “Compensation Actually Paid to PEO 2” column may not match the exact number obtained by adding and subtracting the numbers in the prior columns or shown above.
(a)	The reported value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2024.
(b)
The equity award adjustments for 2024 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2024 that are outstanding and unvested as of the end of 2024; (ii) the amount of change as of the end of 2024 (from the end of 2023) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2024; (iii) for awards that are granted and vest in 2024, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2024, the amount equal to the change as of the vesting date (from the end of 2023) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2024, a deduction for the amount equal to the fair value at the end of 2023; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2024. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$61,108,238	$2,809,911	$2,536,583	($211,165)	($3,479,474)	—	$62,764,093

Non-PEO NEO Average Total Compensation Amount			$ 7,821,682	$ 12,689,130	$ 29,982,991	$ 14,523,754	$ 6,839,349
Non-PEO NEO Average Compensation Actually Paid Amount			$ 17,386,888	16,376,998	(1,557,065)	(2,409,804)	74,018,467
Adjustment to Non-PEO NEO Compensation Footnote
(6)
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the NEOs as a group (other than Mr. Lawson and, in the case of 2024, Mr. Shipchandler), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (other than Mr. Lawson and, in the case of 2024, Mr. Shipchandler) during the applicable year. The Company has not paid dividends historically and does not sponsor any pension arrangements; thus no adjustments are made for these items. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (other than Mr. Lawson and Mr. Shipchandler) for 2024 to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$7,821,682	($6,502,527)	$16,067,733	$17,386,888

Note that due to rounding, the number shown in the “Average Compensation Actually Paid to Non-PEO NEOs” column may not match the exact number obtained by adding and subtracting the numbers in the prior columns or shown above. Please see our proxy statements filed with the SEC on April 26, 2023 and April 26, 2024 for the adjustments made to the NEOs as a group (other than Mr. Lawson) total compensation for each of 2020, 2021, 2022 and 2023.
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$14,036,102	$2,496,225	$1,063,881	($184,097)	($1,344,378)	—	$16,067,733

Please see our proxy statements filed with the SEC on April 26, 2023 and April 26, 2024 for the equity award adjustments for each of 2020, 2021, 2022 and 2023.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
The following table sets forth an unranked list of the most important financial performance measures used by us to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance.
•	Non-GAAP income from operations
•	Organic revenue growth
We used fewer than three important financial performance measures to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance. The list above includes all financial performance measures that were used in 2024 for this purpose.
Non-GAAP income from operations and organic revenue growth are non-GAAP financial measures. See Appendix D for more information.

Total Shareholder Return Amount			$ 110	77	50	268	344
Peer Group Total Shareholder Return Amount			300	219	139	194	144
Net Income (Loss)			$ (109,000,000)	$ (1,015,000,000)	$ (1,256,000,000)	$ (950,000,000)	$ (491,000,000)
Company Selected Measure Amount			714,400,000	533,000,000	(4,500,000)	2,500,000	35,700,000
PEO Name	Jeff Lawson	Khozema Shipchandler		Jeff Lawson	Jeff Lawson	Jeff Lawson	Jeff Lawson
Equity Awards Adjustments, Footnote
(b)
The equity award adjustments for 2024 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2024 that are outstanding and unvested as of the end of 2024; (ii) the amount of change as of the end of 2024 (from the end of 2023) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2024; (iii) for awards that are granted and vest in 2024, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2024, the amount equal to the change as of the vesting date (from the end of 2023) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2024, a deduction for the amount equal to the fair value at the end of 2023; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2024. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	—	—	—	$4,972,448	($6,009,966)	—	($1,037,518)

Please see our proxy statements filed with the SEC on April 26, 2023 and April 26, 2024 for the equity award adjustments for each of 2020, 2021, 2022 and 2023.
(b)
The equity award adjustments for 2024 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2024 that are outstanding and unvested as of the end of 2024; (ii) the amount of change as of the end of 2024 (from the end of 2023) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2024; (iii) for awards that are granted and vest in 2024, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2024, the amount equal to the change as of the vesting date (from the end of 2023) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2024, a deduction for the amount equal to the fair value at the end of 2023; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2024. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$61,108,238	$2,809,911	$2,536,583	($211,165)	($3,479,474)	—	$62,764,093

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$14,036,102	$2,496,225	$1,063,881	($184,097)	($1,344,378)	—	$16,067,733

Please see our proxy statements filed with the SEC on April 26, 2023 and April 26, 2024 for the equity award adjustments for each of 2020, 2021, 2022 and 2023.

Measure:: 1
Pay vs Performance Disclosure
Name			Non-GAAP income from operations
Non-GAAP Measure Description
(10)
Non-GAAP income (loss) from operations is a non-GAAP financial measure. See Appendix D for non-GAAP definitions and reconciliations. While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that non-GAAP income from operations is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to company performance.

Measure:: 2
Pay vs Performance Disclosure
Name			Organic revenue growth
Jeff Lawson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 9,425,577	$ 76,859	$ 49,377,469	$ 14,625,745	$ 13,786,872
PEO Actually Paid Compensation Amount			3,248,458	2,493,698	(19,994,765)	(7,753,781)	121,274,654
Khozema Shipchandler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			27,210,463	0	0	0	0
PEO Actually Paid Compensation Amount			65,586,042	$ 0	$ 0	$ 0	$ 0
PEO | Jeff Lawson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,139,601)
PEO | Jeff Lawson [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,037,518)
PEO | Jeff Lawson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jeff Lawson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jeff Lawson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jeff Lawson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,972,448
PEO | Jeff Lawson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,009,966)
PEO | Jeff Lawson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Khozema Shipchandler [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(24,388,514)
PEO | Khozema Shipchandler [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			62,764,093
PEO | Khozema Shipchandler [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			61,108,238
PEO | Khozema Shipchandler [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,809,911
PEO | Khozema Shipchandler [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,536,583
PEO | Khozema Shipchandler [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(211,165)
PEO | Khozema Shipchandler [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,479,474)
PEO | Khozema Shipchandler [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,502,527)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			16,067,733
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			14,036,102
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,496,225
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,063,881
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(184,097)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,344,378)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0